Registration Nos. 333-129342

811-21829

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 23	☒

and/or

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 27

(Check appropriate box or boxes)

BBH TRUST

(Exact Name of Registrant as Specified in Charter)

140 Broadway

New York, New York 10005

(Address of Principal Executive Offices) (Zip Code)

(800) 625-5759

Registrant’s Telephone Number, including Area Code:

Corporation Services Company

2711 Centerville Road, Suite 400

Wilmington, Delaware  19808

(Name and Address of Agent for Service)

Copies to:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, N.W.

 Washington, D.C. 20004

Attn: W. John McGuire, Esq.

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 23 to the Registration Statement of BBH Trust (the “Trust”) hereby incorporates Parts A, B and C from the Trust’s PEA No. 22 on Form N-1A filed on February 28, 2012. This PEA No. 23 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 22 to the Trust’s Registration Statement.

The exhibits filed herewith do not constitute the complete publicly filed disclosure of the Trust and should be used in conjunction with the complete prospectuses of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, New York on the 20th day of March, 2012.

BBH TRUST

By:	/s/ Radword W. Klotz
Radford W. Klotz, President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Radword W. Klotz	President (Principal Executive Officer)	March 20, 2012
Radford W. Klotz

	Trustee	March 20, 2012
Susan C. Livingston*

	Trustee	March 20, 2012
Joseph V. Shields, Jr.*

	Trustee	March 20, 2012
David P. Feldman*

	Trustee	March 20, 2012
Arthur D. Miltenberger*

	Trustee	March 20, 2012
H. Whitney Wagner*

	Trustee	March 20, 2012
Andrew S. Frazier*

	Trustee	March 20, 2012
John A. Gehret*

	Trustee	March 20, 2012
Mark M. Collins*

/s/ Charles H. Schreiber	Treasurer (Principal Financial Officer)	March 20, 2012
Charles H. Schreiber

/s/ Suzan M. Barron	Secretary	March 20, 2012
By: Suzan M. Barron, Attorney in Fact

*Signed by Suzan M. Barron pursuant to powers of attorney previously filed.

Exhibit Index

Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Schema Document
Ex-101.CAL	XBRL Calculation Linkbase
Ex-101.DEF	XBRL Definition Linkbase
Ex-101.LAB	XBRL Labels Linkbase
Ex-101.PRE	XBRL Presentation Linkbase